Retirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Summary of Actuarial Valuation of Plans	Actuarial Valuation of Plans

(CAD$ in millions)	2024		2023
	Defined Benefit Pension Plans	Non-Pension Post- Retirement Benefit Plans	Defined Benefit Pension Plans	Non-Pension Post- Retirement Benefit Plans
Defined benefit obligation
Balance at beginning of year	$1,929	$370	$1,834	$343
Current service cost	29	16	39	22
Benefits paid	(104)	(28)	(138)	(21)
Interest expense	61	15	90	16
Sale of steelmaking coal business	(599)	(52)	—	—
Obligation experience adjustments	34	(13)	11	(5)
Effect from change in financial assumptions	(5)	(1)	93	14
Effect from change in demographic assumptions	5	—	1	—
Changes in foreign exchange rates	10	—	(1)	1
Balance at end of year	1,360	307	1,929	370
Fair value of plan assets
Fair value at beginning of year	2,491	—	2,371	—
Interest income	80	—	117	—
Return on plan assets, excluding amounts included in interest income	56	—	115	—
Benefits paid	(104)	(28)	(138)	(21)
Sale of steelmaking coal business	(730)	—	—	—
Contributions by the employer	7	28	28	21
Changes in foreign exchange rates	9	—	(2)	—
Fair value at end of year	1,809	—	2,491	—
Funding surplus (deficit)	449	(307)	562	(370)
Less effect of the asset ceiling
Balance at beginning of year	191	—	390	—
Sale of steelmaking coal business	(45)	—	—	—
Interest on asset ceiling	7	—	19	—
Change in asset ceiling	42	—	(218)	—
Balance at end of year	195	—	191	—
Net accrued retirement benefit asset (liability)	$254	$(307)	$371	$(370)

Represented by:
Pension assets (Note 20)	$320	$—	$446	$—
Accrued retirement benefit liability	(66)	(307)	(75)	(370)
Net accrued retirement benefit asset (liability)	$254	$(307)	$371	$(370)

Summary of Defined Benefit Plans
Weighted average assumptions used to calculate the defined benefit obligation at the end of each year are as follows:

	December 31, 2024		December 31, 2023
	Defined Benefit Pension Plans	Non-Pension Post- Retirement Benefit Plans	Defined Benefit Pension Plans	Non-Pension Post- Retirement Benefit Plans
Discount rate	4.60%	4.72%	4.63%	4.64%
Rate of increase in future compensation	3.25%	3.25%	3.25%	3.25%
Medical trend rate	—	5.00%	—	5.00%

Summary of Sensitivity of Defined Benefit Obligation to Changes in Weighted Average Assumptions

2024
Effect on Defined Benefit Obligation
	1% Increase in Assumption	1% Decrease in Assumption
Discount rate	Decrease by 10%	Increase by 11%
Rate of increase in future compensation	Increase by 0%	Decrease by 0%
Medical cost claim trend rate	Increase by 1%	Decrease by 1%

2023
Effect on Defined Benefit Obligation
	1% Increase in Assumption	1% Decrease in Assumption
Discount rate	Decrease by 11%	Increase by 12%
Rate of increase in future compensation	Increase by 1%	Decrease by 1%
Medical cost claim trend rate	Increase by 1%	Decrease by 1%

	2024		2023
	Male	Female	Male	Female
Retiring at the end of the reporting period	85.4 years	87.8 years	85.4 years	87.7 years
Retiring 20 years after the end of the reporting period	86.4 years	88.7 years	86.4 years	88.7 years

Summary of Defined Benefit Pension Plan Assets
The defined benefit pension plan assets at December 31, 2024 and 2023 are as follows:

(CAD$ in millions)	2024			2023
	Quoted	Unquoted	Total %	Quoted	Unquoted	Total %
Equity securities	$559	$—	31%	$829	$—	33%
Debt securities	$847	$—	47%	$1,138	$—	46%
Real estate and other	$100	$303	22%	$69	$455	21%